CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Sep. 13, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 889,950	$ 713,099			$ 722,039
Federal funds sold and securities purchased under agreements to resell	27,460	32,924			4,421
Securities:
Trading, at fair value	53,350	58,846			90,113
Available for sale, at fair value (amortized cost of $1,256,862 and $978,502, respectively)	1,245,359	1,203,143			990,953
Total securities	1,329,690	1,261,989			1,081,066
Loans held for sale	887,200	1,089,039			1,401,507
Non-covered loans, net of unearned income	3,646,946	3,514,646			3,152,396
Allowance for non-covered loan losses	(34,645)	(33,241)			(3,409)
Non-covered loans, net	3,612,301	3,481,405			3,148,987
Covered loans, net of allowance of $1,061	909,783	1,005,308
Broker-dealer and clearing organization receivables	174,442	119,317			145,564
Insurance premiums receivable	26,234	25,597			24,615
Deferred policy acquisition costs	21,096	20,991			19,812	19,182
Premises and equipment, net	202,155	200,706			111,381
FDIC indemnification asset	188,736	188,291	185,680
Covered other real estate owned	152,310	142,833	135,187
Mortgage servicing rights	29,939	20,149		4,430	2,080
Other assets	262,220	279,745			293,885
Goodwill	251,808	251,808			253,770
Other intangible assets, net	68,108	70,921			77,738
Total assets	9,033,432	8,904,122			7,286,865
Deposits:
Noninterest-bearing	1,748,391	1,773,749			1,349,584
Interest-bearing	4,914,785	4,949,169			3,350,877
Total deposits	6,663,176	6,722,918			4,700,461
Broker-dealer and clearing organization payables	161,888	129,678			187,990
Reserve for losses and loss adjustment expenses	28,258	27,468		32,070	34,012	44,835	58,882
Unearned insurance premiums	89,646	88,422			82,598
Short-term borrowings	491,406	342,087			728,250
Notes payable	55,465	56,327			141,539
Junior subordinated debentures	67,012	67,012			67,012
Other liabilities	121,368	158,288			198,453
Total liabilities	7,678,219	7,592,200			6,140,315
Commitments and contingencies (see Notes 18 and 19)
Hilltop stockholders' equity:
Preferred stock, $0.01 par value, 10,000,000 shares authorized; Series B, liquidation value per share of $1,000; 114,068 shares issued and outstanding	114,068	114,068			114,068
Common stock, $0.01 par value, 100,000,000 shares authorized; 90,175,688 and 83,487,340 shares issued and outstanding, respectively	902	902			835
Additional paid-in capital	1,388,002	1,388,641			1,304,448
Accumulated other comprehensive income (loss)	(16,054)	(34,863)			8,094
Accumulated deficit	(132,421)	(157,607)			(282,949)
Total Hilltop stockholders' equity	1,354,497	1,311,141			1,144,496
Noncontrolling interest	716	781			2,054
Total stockholders' equity	1,355,213	1,311,922		1,178,585	1,146,550	655,383	653,055
Total liabilities and stockholders' equity	$ 9,033,432	$ 8,904,122			$ 7,286,865